SUPPLEMENT DATED AUGUST 1, 2024
TO THE FOLLOWING PROSPECTUSES, and APPLICABLE
INITIAL SUMMARY PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
DATED MAY 1, 2024

Flexible Premium Variable Universal Life Market Wealth Plus New York Life Survivorship Variable Universal Life Accumulator New York Life Variable Universal Life Accumulator	New York Life Variable Universal Life Accumulator II New York Life Variable Universal Life Accumulator Plus NYLIAC Variable Universal Life 2000
INVESTING IN
NYLIAC Variable Universal Life Separate Account—I
This supplement amends the most recent prospectuses, initial summary prospectuses and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to inform you of the following changes to your Prospectus effective as of June 1, 2024:
For all Prospectuses other than Flexible Premium Variable Universal Life

1.	The Fidelity ® VIP Extended Market Index Portfolio – Initial Class will have the following change:

a.
Current Expenses:
In the “Appendix of Eligible Portfolios Available Under the Policy,” the current expense of “0.13%” for the Fidelity
®
VIP Extended Market Index Portfolio – Initial Class is deleted and replaced with “0.12%”.

2.	The Fidelity ® VIP International Index Portfolio – Initial Class will have the following change:

a.
Current Expenses:
In the “Appendix of Eligible Portfolios Available Under the Policy,” the current expense of “0.17%” for the Fidelity
®
VIP International Index Portfolio – Initial Class is deleted and replaced with “0.16%”.

3.
In the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY” section of the Prospectus under “Fees and Expenses”, the Minimum percentage relating to the “Investment options (Eligible Portfolio fees and expenses)” of “0.13%” is deleted and replaced with “0.12%”.

4.
In the “TABLE OF FEES AND EXPENSES” section of the Prospectus under “Annual Portfolio Expenses”, the Minimum percentage relating to the “Total Annual Portfolio Operating Expenses” of “0.13%” is deleted and replaced with “0.12%”.

In the Flexible Premium Variable Universal Life prospectus

5.
In the “CHARGES UNDER THE POLICY” section of the Prospectus under “Fund Charges”, the Minimum percentage relating to the “Total Annual Fund Companies’ Operating Expenses” of “0.13%” is deleted and replaced with “0.12%”.

All other sections of your Prospectuses remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010